FAIR VALUE AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2021
FAIR VALUE AND RISK MANAGEMENT
FAIR VALUE AND RISK MANAGEMENT

17. FAIR VALUE AND RISK MANAGEMENT

(a)	Fair Value of Financial Instruments
The following table provides the measurement basis of financial assets and liabilities as at December 31, 2021 and 2020:

As at December 31,	2021			2020
	Carrying Value		Fair Value	Carrying Value		Fair Value
Financial assets
Construction funds in escrow	$—		$—	$8,402		$8,402
Other assets	308	(1)	308	349	(1)	349
Cross currency interest rate swaps	62,768		62,768	28,676		28,676
Loan receivable	10,471		10,471	—		—
Accounts receivable	10,771		10,771	6,746		6,746
Prepaid expenses and other	—		—	2,627	(2)	2,627
Cash and cash equivalents	402,513		402,513	831,280		831,280
	$486,831		$486,831	$878,080		$878,080
Financial liabilities
Unsecured debentures, net	$1,891,742		$1,914,560	$1,643,175	(3)	$1,737,185
Unsecured term loans, net	533,347		533,347	534,947		534,947
Secured debt	763		763	—		—
Cross currency interest rate swaps	18,624		18,624	114,264	(4)	114,264
Accounts payable and accrued liabilities	113,244		113,244	61,197		61,197
Distributions payable	16,969		16,969	15,422		15,422
	$2,574,689		$2,597,507	$2,369,005		$2,463,015

(1)	Long-term receivables included in other assets (note 6).
(2)	Foreign exchange collars included in prepaid expenses.
(3)	Balance includes current and non-current portions (note 7(a)).
(4)	Balance includes current and non-current portions (note 7(b)).
The fair values of the Trust’s construction funds in escrow, loan receivable, accounts receivable, cash and cash equivalents, accounts payable and accrued liabilities and distributions payable approximate their carrying amounts due to the relatively short periods to maturity of these financial instruments. The fair value of the long-term receivable included in other assets approximates its carrying amount as the receivable bears interest at rates comparable to current market rates. The fair values of the unsecured debentures are determined using quoted market prices. The fair values of the term loans and secured debt approximate their carrying amounts as the term loans and secured debt bear interest at rates comparable to the current market rates.
The fair values of the cross currency interest rate swaps and foreign exchange collars are determined using market inputs quoted by their counterparties.
The Trust periodically purchases foreign exchange collars to hedge specific anticipated foreign currency transactions and to mitigate its foreign exchange exposure on its net cash flows. At December 31, 2021, the Trust did not have any outstanding foreign exchange collar contracts. During the year ended December 31, 2021, the Trust held foreign exchange collar contracts to sell US dollars and Euros which resulted in a net fair value loss of $2.6 million (note 13(e)). At December 31, 2020, the Trust held 12 outstanding foreign exchange collar contracts with a notional value of US$60.0 million and contracts the Trust to sell US dollars and receive Canadian dollars if specific US dollar exchange rates relative to the Canadian dollar are met. The Trust also held 12 outstanding foreign exchange collar contracts with a notional value of
€
24.0 million and contracts the Trust to sell Euros and receive Canadian dollars if specific Euro exchange rates relative to the Canadian dollar are met. For the year ended December 31, 2020, the Trust recorded a net fair value gain of $2.6 million related to the outstanding foreign exchange collar contracts (note 13(e)). The Trust did not employ hedge accounting for these financial instruments.

(b)	Fair Value Hierarchy
Fair value measurements are based on inputs of observable and unobservable market data that a market participant would use in pricing an asset or liability. IFRS establishes a fair value hierarchy which is summarized below:

Level 1:	Fair value determined using quoted prices in active markets for identical assets or liabilities.

Level 2:	Fair value determined using significant observable inputs, generally either quoted prices in active markets for similar assets or liabilities or quoted prices in markets that are not active.

Level 3:	Fair value determined using significant unobservable inputs, such as pricing models, discounted cash flows or similar techniques.
The following tables represent information related to the Trust’s assets and liabilities measured or disclosed at fair value on a recurring and non-recurring
basis and the level within the fair value hierarchy in which the fair value measurements fall.

As at December 31, 2021	Level 1	Level 2	Level 3
ASSETS AND LIABILITIES MEASURED OR DISCLOSED AT FAIR VALUE

Assets measured at fair value
Investment properties (note 4)	$—	$—	$7,971,158
Assets held for sale (note 5)	—	—	64,612
Cross currency interest rate swaps (note 7)	—	62,768	—
Loan receivable (note 6)	—	10,471	—

Liabilities measured or disclosed at fair value
Unsecured debentures, net (note 7)	1,914,560	—	—
Unsecured term loans, net (note 7)	—	533,347	—
Secured debt (note 8)	—	763	—
Cross currency interest rate swaps (note 7)	—	18,624	—
Net (liabilities) assets measured or disclosed at fair value	$(1,914,560)	$(479,495)	$8,035,770

As at December 31, 2020	Level 1	Level 2	Level 3
ASSETS AND LIABILITIES MEASURED OR DISCLOSED AT FAIR VALUE

Assets measured at fair value
Investment properties (note 4)	$—	$—	$5,855,583
Cross currency interest rate swap (note 7)	—	28,676	—
Foreign exchange collars included in prepaid expenses and other	—	2,627	—

Liabilities measured or disclosed at fair value
Unsecured debentures, net (note 7)	1,737,185	—	—
Unsecured term loans, net (note 7)	—	534,947	—
Cross currency interest rate swaps (note 7)	—	114,264	—
Net (liabilities) assets measured or disclosed at fair value	$(1,737,185)	$(617,908)	$5,855,583
For assets and liabilities that are measured at fair value on a recurring basis, the Trust determines whether transfers between the levels of the fair value hierarchy have occurred by reassessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period. For the years ended December 31, 2021 and 2020, there were no transfers between the levels.
Refer to note 4, Investment Properties, for a description of the valuation technique and inputs used in the fair value measurement and for a reconciliation of the fair value measurements of investment properties which are recognized in Level 3 of the fair value hierarchy.

(c)	Risk Management
The main risks arising from the Trust’s financial instruments are credit, interest rate, foreign exchange and liquidity risks. The Trust’s approach to managing these risks is summarized below:
(i)    Credit risk
The Trust’s financial assets that are exposed to credit risk consist primarily of cash and cash equivalents, loan receivable and accounts receivable.
Cash and cash equivalents include short-term investments, such as term deposits, which are invested in governments and financial institutions with a minimum credit rating of BBB+ (based on Standard & Poor’s (“S&P”) rating scale) or Baa1 (based on Moody’s Investor Services’ (“Moody’s”) rating scale). Concentration of credit risk is further reduced by limiting the amount that is invested in any one government or financial institution according to its credit rating. Further credit risk arises in the event that a borrower of a loan receivable defaults on the repayment of amount owing to the Trust. The Trust endeavours to ensure adequate security has been provided in support of the loans receivable.
Magna accounted for approximately 31% of the Trust’s rental revenue during the year ended December 31, 2021. Although its operating subsidiaries are not individually rated, Magna International Inc. has an investment grade credit rating from Moody’s, S&P and DBRS Morningstar which mitigates the Trust’s credit risk. The
COVID-19
pandemic has created significant uncertainty in the general economy which may impact the ability of tenants to meet their obligations under their leases. The uncertainties arising as a result of
COVID-19
did not materially impact the REIT’s risk assessment at December 31, 2021. Substantially all of the Trust’s accounts receivable are collected within 30 days. The balance of accounts receivable past due is not significant.

(ii)    Interest rate risk
As at December 31, 2021, the Trust’s exposure to interest rate risk is limited. Approximately 78% of the Trust’s interest bearing debt consists of fixed rate debt in the form of the 2023 Debentures, the 2027 Debentures, 2028 Debentures and the 2030 Debentures. After taking into account the related cross currency interest rate swaps, the 2023 Debentures, the 2027 Debentures, the 2028 Debentures and the 2030 Debentures have effective fixed interest rates of 2.430%, 2.964%, 2.096% and 1.045%, respectively. The remaining 22% of the Trust’s interest bearing debt consists of variable rate debt in the form of the 2024 Term Loan, 2026 Term Loan and secured debt. After taking into account the related cross currency interest rate swaps, the 2024 Term Loan and 2026 Term Loan have effective fixed interest rates of 0.272% and 1.105%, respectively and the secured debt is carried at a variable rate of interest equal to the US prime rate less 90 basis points.
(iii)    Foreign exchange risk
As at December 31, 2021, the Trust is exposed to foreign exchange risk primarily in respect of movements in the Euro and the US dollar. The Trust is structured such that its foreign operations are primarily conducted by entities with a functional currency which is the same as the economic environment in which the operations take place. As a result, the net income impact of currency risk associated with financial instruments is limited as its financial assets and liabilities are generally denominated in the functional currency of the subsidiary that holds the financial instrument. However, the Trust is exposed to foreign currency risk on its net investment in its foreign currency denominated operations and certain Trust level foreign currency denominated assets and liabilities. At December 31, 2021, the Trust’s foreign currency denominated net assets are $5.8 billion primarily in US dollars and Euros. A 1% change in the US dollar and Euro exchange rates relative to the Canadian dollar would result in a gain or loss of approximately $39.1 million and $18.1 million, respectively, to comprehensive income.
Granite generates rental income that is not all denominated in Canadian dollars. Since the financial results are reported in Canadian dollars, the Trust is subject to foreign currency fluctuations that could, from time to time, have an impact on the operating results. For the year ended December 31, 2021, a 1% change in the US dollar and Euro exchange rates relative to the Canadian dollar would have impacted revenue by approximately $2.0 million and $1.2 million, respectively.
For the year ended December 31, 2021, the Trust has designated its cross currency interest rate swaps relating to the $900.0 million of unsecured debentures and $534.1 million of unsecured term loans as hedges of its net investment in the European operations (note 7(b)) and has designated its cross currency interest rate swaps relating to the $1.0 billion of unsecured debentures as a hedge of its net investment in the United States operations (note 7(b)).
(iv)    Liquidity risk
Liquidity risk is the risk the Trust will encounter difficulties in meeting its financial obligations as they become due. The Trust may also be subject to the risks associated with debt financing, including the risks that the unsecured debentures, term loans and credit facility may not be able to be refinanced. The Trust’s objectives in minimizing liquidity risk are to maintain prudent levels of leverage on its investment properties, staggering its debt maturity profile and maintaining an investment grade credit rating. In addition, the Declaration of Trust establishes certain debt ratio limits.

The estimated contractual maturities of the Trust’s financial liabilities are summarized below:

	Payments due by year
As at December 31, 2021	Total	2022	2023	2024	2025	2026	Thereafter
Unsecured debentures	$1,900,000	$—	$400,000	$—	$—	$—	$1,500,000
Unsecured term loans	534,136	—	—	234,136	—	300,000	—
Cross currency interest rate swaps	18,624	—	6,551	5,056	—	—	7,017
Secured debt	763	—	763	—	—	—	—
Interest payments (1) :
Unsecured debentures, net of cross currency interest rate swap savings	209,645	39,396	39,396	29,517	29,517	29,517	42,302
Unsecured term loans, net of cross currency interest rate swap savings	18,406	3,946	3,946	3,946	3,284	3,284	—
Accounts payable and accrued liabilities	113,244	108,571	3,275	1,398	—	—	—
Distributions payable	16,969	16,969	—	—	—	—	—
	$2,811,787	$168,882	$453,931	$274,053	$32,801	$332,801	$1,549,319

(1)	Represents aggregate interest expense expected to be paid over the term of the debt, on an undiscounted basis, based on actual current interest rates and average foreign exchange rates.